SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Long-term Investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term Investments
impairment charges	$ 190	¥ 1,320	¥ 0